Commitments, Contingencies (10Q) (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 23, 2015	Jan. 24, 2015	Dec. 23, 2014	Jun. 23, 2014	Apr. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 14, 2015
Percentage of returned funds						90.00%		90.00%
Percentage of funds proceed						10.00%		10.00%
Percentage of required funds						90.00%		90.00%
Escrowed funds						$ 100,000		$ 100,000
Proceeds from escrowed funds						10,000		10,000
Return of escrowed funds						90,000		90,000
Contingent liability						90,000		90,000
License fee						10,000		10,000
Due date			Dec. 31, 2015
Rent expense						500		500
Prepaid expense						17,874
Negotiated a settlement for cancellation agreement					$ 5,500
Gain on extinguishment of debt						11,323		1,200
Received promissory notes		$ 20,000
Interest rate		12.00%	150.00%
Accured interest			$ 6,969			447
Restricted common stock shares	60,000
Consulting fee						20,000
Shares issued for services	$ 6,000	$ 40,000				(9,389)		(122,100)
Shares have not issued	60,000
Common Shares [Member]
Shares issued for services								$ 1,221
Warrant [Member]
Prepaid expense						$ 25,034
Interest rate								12.00%
Warrant price per share			$ 0.35
Consulting Services Agreement [Member]
Prepaid expense	$ 5,500
Consulting fee	500
Shares issued for services	$ 6,000
Consulting Services Agreement [Member] | Common Shares [Member]
Prepaid expense		31,111
Consulting fee		8,889
Shares issued for services		40,000
Consulting Services Agreement [Member] | Warrant [Member]
Prepaid expense		25,034
Consulting fee		7,153
Shares issued for services		$ 32,187
Consulting Services Agreement [Member] | April 20, 2015 To October 20, 2015 [Member]
Restricted common stock shares		400,000
Common stock purchase of warrants		400,000
Warrant price per share		$ 0.35
Consulting fee		$ 10,000
Shares have not issued		400,000
Escrow Trust [Member]
Percentage of subscription proceeds						10.00%		10.00%
Trust account balance						$ 90,000		$ 90,000
MHI Patients [Member]
Percentage of billing fee						20.00%		20.00%
Reimbursement revenue								$ 100,000
Issues of shares								110,000
Bistromatics Corp., [Member]
License fee						$ 20,000		$ 20,000
Extended license fee						$ 10,000
Balance due				$ 5,000				$ 13,000
Due date				Aug. 01, 2014		Sep. 15, 2014		Sep. 15, 2014
BMT Inc., [Member]
Compensation paid										$ 11,950